MINERAL PROPERTIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2010 GHS (GH₵)	Dec. 31, 2010 USD ($)
Mineral Properties [Line Items]
Terms of mining leases	i) pay the Government of Ghana a fee of $30,000 in consideration of granting of each lease (paid in the March 2011 quarter); ii) pay annual ground rent of GH¢189,146 (approximately USD$35,688) for the Banso Project and GH¢202,378 (approximately USD$38,185) for the Muoso Project; iii) commence commercial production of gold within two years from the date of the mining leases; and iv) pay a production royalty to the Government of Ghana. The Company has filed for the necessary permits to commence work on the project. The permits were approved and work has commenced on the properties.
Mining lease and prospecting license commitments	The Company is committed to expend, from time to time fees payable (a) to the Minerals Commission for: (i) a grant or renewal of an expiry date of a prospecting license (currently an annual fee maximum of $70.00 per cadastral unit/or 21.24 hectare); (ii) a grant or renewal of a mining lease (currently an annual fee maximum of $1,000.00 per cadastral units/or 21.24 hectare); and (iii) annual operating permits; (b) to the Environmental Protection Agency ("EPA") (of Ghana) for: i) processing and certificate fees with respect to EPA permits; ii) the issuance of permits before the commencement of any work at a particular concession; or iii) the posting of a bond in connection with any mining operations undertaken by the Company; (c) for a legal obligation associated with our mineral properties for clean up costs when work programs are completed.
Extension of prospecting license per cadastral unit/or 21.24 hectare	$ 70.00
Grant of a mining lease per cadastral unit/or 21.24 hectare	$ 1,000.00
Banso and Muoso projects [Member]
Mineral Properties [Line Items]
Payments to acquire lease			$ 30,000
Banso projects [Member]
Mineral Properties [Line Items]
Annual ground rent of mining		GH₵ 189,146	35,688
Muoso projects [Member]
Mineral Properties [Line Items]
Annual ground rent of mining		GH₵ 202,378	$ 38,185